Related Party Transactions	6 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Related Party Transactions

9.	RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):

	June 30, 2018	December 31, 2017
Directors and officers of the Company	62	42

Total	62	42

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a)	Related party transactions

During the six months period ended June 30, 2018, the Company recorded $188 (June 30, 2017 - $183) in fees charged by a legal firm which retains the Chairman as a counsel.

During the six months period ended June 30, 2018, Sentient subscribed for 13,333,333 units under the placement for a total purchase price of $1,000. As part of the subscription, Sentient was granted 6,666,666 common share purchase warrants exercisable at $0.12 until April 19, 2020.

As of June 30, 2018, Sentient beneficially owns 369,809,820 common shares constituting approximately 46.93% of the currently issued and outstanding Common Shares.

During the six months period ended June 30, 2018, CATL subscribed for 200,000,000 units under the placement for a total purchase price of $15,000. As part of the subscription, CATL was granted 100,000,000 common share purchase warrants exercisable at $0.12 until April 19, 2020.

As of June 30, 2018, CATL beneficially owns, or exercises control or direction over approximately 25.38% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

2017

On August 15, 2017, Sentient subscribed for a total of 38,666,666 units under the private placement equity financing transaction for a total net proceeds of $2,900. As part of the subscription, Sentient was granted 19,333,333 common share purchase warrants exercisable at $0.12 until August 15, 2019.

On June 8, 2017, Sentient acquired 94,666,666 units in the equity financing for net proceeds of $7,100. As part of the Offering, Sentient was granted 47,333,333 common share purchase warrants exercisable at $0.12 until June 8, 2019.

(b)	Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

	June 30, 2018	June 30, 2017
Geological consulting fees – expensed	52	10
Geological consulting fees – capitalized	18	90
Management fees – expensed	379	356
Salaries - expensed	80	63
Share-based payments	192	331
Total	721	850